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[NATIONWIDE LOGO]




May 1, 2000


VIA EDGAR

The United States Securities
  and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549


Subject:   Nationwide Variable Account-8 of
           Nationwide Life Insurance Company
           SEC File No.  33-62637
           CIK No.  0000949878


Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act") and on behalf of the Nationwide Variable Account-8 (the "Variable Account") and Nationwide Life Insurance Company (the "Company"), we certify that the form of the Prospectus and the Statement of Additional Information that would have been filed under paragraphs (b) and (c) under Rule 497 does not differ from the form of the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 5 ("1933 Act") and Amendment No. 6 ("Investment Company Act of 1940") to the Registration Statement for the Company and the Variable Account which became effective May 1, 2000.

Please contact the undersigned at (614) 249-0075 with any questions regarding this filing.

Very truly yours,

NATIONWIDE LIFE INSURANCE COMPANY


Heather Harker, Esq.
Director of Compliance

Cc:      Mr. Keith Carpenter, Esq.
         Branch Chief
         Stop 5-6
         Office of Insurance Products and Legal Compliance